Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
GOODWILL	NOTE 9: GOODWILL Goodwill as of December 31, 2018 and December 31, 2017 amounted to:

Balance at January 1, 2017	$1,579
Balance at December 31, 2017	$1,579
Balance at December 31, 2018	$1,579